Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Assets:
Available-for-sale securities		¥ 18,190,034	¥ 15,058,617
Liabilities:
Long-term debt		4,495,178	3,764,171
Other short-term borrowings		34,108	244,157
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		4,079,000	3,578,000
Equity securities measured at net asset value	[1]	396,000	339,000
Securities measured at net asset value	[1],[2]	101,000	103,000
Other investments		90,000	88,000
Total assets measured at fair value		65,040,000	56,816,000
Liabilities:
Trading securities sold, not yet purchased		5,425,000	4,941,000
Long-term debt	[3]	4,495,000	3,764,000
Other short-term borrowings	[3]	34,000	244,000
Other liabilities		126,000	125,000
Total liabilities measured at fair value		27,402,000	25,341,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		12,108,000	10,830,000
Liabilities:
Liabilities, derivatives		12,227,000	10,910,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		4,559,000	4,534,000
Liabilities:
Liabilities, derivatives		4,310,000	4,813,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		192,000	261,000
Liabilities:
Liabilities, derivatives		556,000	313,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		238,000	245,000
Liabilities:
Liabilities, derivatives		196,000	210,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		28,000	21,000
Liabilities:
Liabilities, derivatives		33,000	21,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,583,000	2,126,000
Available-for-sale securities		10,984,000	8,362,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	147,000	98,000
Available-for-sale securities		521,000	548,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	6,257,000	5,308,000
Available-for-sale securities		127,000	128,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	2,132,000	1,703,000
Available-for-sale securities		3,358,000	2,591,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,402,000	5,494,000
Available-for-sale securities		311,000	316,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		6,000	21,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		813,000	854,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	1,632,000	956,000
Fair Value, Measurements, Recurring | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	3,198,000	3,030,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	3,556,000	2,888,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,221,000	1,438,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		848,000	801,000
Fair Value, Measurements, Recurring | Other Assets
Assets:
Other assets		153,000	154,000	[5]
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,377,000	3,034,000
Other investments		2,000	2,000
Total assets measured at fair value		27,321,000	22,499,000
Liabilities:
Trading securities sold, not yet purchased		3,821,000	3,320,000
Other liabilities		9,000	5,000
Total liabilities measured at fair value		4,030,000	3,424,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		19,000	25,000
Liabilities:
Liabilities, derivatives		21,000	18,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		60,000	83,000
Liabilities:
Liabilities, derivatives		160,000	71,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		13,000	6,000
Liabilities:
Liabilities, derivatives		18,000	9,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,573,000	2,111,000
Available-for-sale securities		10,517,000	7,938,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	4,164,000	4,274,000
Available-for-sale securities		127,000	128,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,290,000	975,000
Available-for-sale securities		1,763,000	1,150,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	1,000	6,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	3,378,000	2,735,000
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Assets:
Other assets		36,000	34,000	[5]
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		702,000	545,000
Total assets measured at fair value		36,683,000	33,325,000
Liabilities:
Trading securities sold, not yet purchased		1,604,000	1,621,000
Long-term debt	[3]	3,985,000	3,276,000
Other short-term borrowings	[3]	34,000	244,000
Other liabilities		80,000	82,000
Total liabilities measured at fair value		22,635,000	21,298,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		12,089,000	10,801,000
Liabilities:
Liabilities, derivatives		12,195,000	10,885,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		4,552,000	4,526,000
Liabilities:
Liabilities, derivatives		4,308,000	4,811,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		124,000	175,000
Liabilities:
Liabilities, derivatives		234,000	165,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		233,000	242,000
Liabilities:
Liabilities, derivatives		185,000	205,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		10,000	10,000
Liabilities:
Liabilities, derivatives		10,000	9,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	10,000	16,000
Available-for-sale securities		468,000	424,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	147,000	98,000
Available-for-sale securities		521,000	548,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	2,093,000	1,034,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	842,000	728,000
Available-for-sale securities		1,595,000	1,441,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,402,000	5,494,000
Available-for-sale securities		311,000	316,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities			15,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		813,000	851,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	1,632,000	956,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	3,022,000	2,851,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	156,000	133,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,034,000	1,252,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		848,000	788,000
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Assets:
Other assets		80,000	82,000	[5]
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		88,000	86,000
Total assets measured at fair value		539,000	550,000
Liabilities:
Long-term debt	[3]	510,000	489,000
Other liabilities		37,000	37,000
Total liabilities measured at fair value		736,000	619,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives			4,000
Liabilities:
Liabilities, derivatives		11,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		7,000	8,000
Liabilities:
Liabilities, derivatives		2,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		8,000	4,000
Liabilities:
Liabilities, derivatives		162,000	77,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		5,000	3,000
Liabilities:
Liabilities, derivatives		10,000	5,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		4,000	5,000
Liabilities:
Liabilities, derivatives		4,000	3,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		6,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities			3,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other
Assets:
Assets, trading securities	[2],[4]	175,000	174,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	22,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		187,000	186,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities			13,000
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Assets:
Other assets		¥ 37,000	¥ 37,000	[5]

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2025 and September 30, 2025 were ¥58 billion and ¥187 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.
[5]	The amount includes highly liquid government bonds classified as held for sale relating to a transferred business, which are classified in Level 1.